Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of significant assumptions used in model
Stock price	$2.41
Exercise price	$11.50
Expected term in years	3.96
Expected dividend yield	0%
Volatility	61.28%
Risk-free interest Rate	0.781%

Stock price	$1.89 ~ 2.43
Exercise price	$11.50
Expected term in years	4.46 ~ 5.00
Expected dividend yield	0%
Volatility	54.44% ~ 54.92%
Risk-free interest Rate	0.364% ~ 0.373%

Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities (i)	$30,325,800	$-	$-	$30,325,800
	$30,325,800	$-	$-	$30,325,800

Liabilities
Warrant liabilities	$(2,645,000)	$(1,236,250)	$-	$(3,881,250)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets

Listed equity securities	$17,622	$-	$-	$17,622

Liabilities

Derivatives	$-	$(5,653)	$-	$(5,653)
Warrant liabilities (as restated)	(1,000,500)	(469,321)	-	(1,469,821)

	$(1,000,500)	$(474,974)	$-	$(1,475,474)

Schedule of fair values of financial assets and liabilities, excluding financial instruments
	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value

Assets
Cash and cash equivalents	$14,888,644	$14,888,644	$-	$-	$14,888,644
Bank balances held on behalf of customers	808,923	808,923	-	-	808,923
Receivables from broker-dealers and clearing organizations	23,689,967	-	23,689,967	-	23,689,967
Short-term loans receivable	508,756	-	508,756	-	508,756
Other receivables	67,475	-	67,475	-	67,475

	$39,963,765	$15,697,567	$24,266,198	$-	$39,963,765

Liabilities
Payables to customers	$14,362,840	$-	$14,362,840	$-	$14,362,840
Payable to broker-dealers	24,270,558	-	24,270,558	-	24,270,558
Accrued expenses and other payables	1,169,408	-	1,169,408	-	1,169,408
Short-term borrowings	-	-	-	-	-
Due to director	152,472	-	152,472	-	152,472

	$39,955,278	$-	$39,955,278	$-	$39,955,278

		Quoted Prices
		in Active
		Markets for	Significant	Significant
	Total Carrying	Identical Assets	Observable Inputs	Unobservable Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value
Assets
Cash and cash equivalents	$3,426,467	$3,426,467	$-	$-	$3,426,467
Bank balances held on behalf of customers	1,367,630	1,367,630	-	-	1,367,630
Receivables from broker-dealers and clearing organizations	8,089,193	-	8,089,193	-	8,089,193
Short-term loans receivable	2,239,378	-	2,239,378	-	2,239,378
Commissions receivable	71,253	-	71,253	-	71,253
Other receivables	724,708	-	724,708	-	724,708

	$15,918,629	$4,794,097	$11,124,532	$-	$15,918,629

Liabilities
Payables to customers	$5,221,270	$-	$5,221,270	$-	$5,221,270
Payable to broker-dealers	3,845,740	-	3,845,740	-	3,845,740
Commissions payable	39,180	-	39,180	-	39,180
Accrued expenses and other payables	1,763,094	-	1,763,094	-	1,763,094
Short-term borrowings	293,905	-	293,905	-	293,905
Due to director	149,522	-	149,522	-	149,522

	$11,312,711	$-	$11,312,711	$-	$11,312,711